CONCENTRATIONS (Tables)	12 Months Ended
Dec. 31, 2014
Risks and Uncertainties [Abstract]
Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]
The following represents the revenues by product line, all derived from China:

	For the years ended
	December 31,
	2014	2013	2012
	US$	US$	US$
Products Line

Medical Devices	10,302,024	14,824,028	18,547,635
Respiratory and Oxygen Homecare	53,755	2,034,150	2,822,690
Mobile medicine	1,633,667	-	-
	11,989,446	16,858,178	21,370,325